UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND
------------------------------------------------------

                                           Market
       Description           Shares        Value
------------------------------------------------------

COMMON STOCK (96.5%)

------------------------------------------------------
 AEROSPACE & DEFENSE (2.0%)
------------------------------------------------------
 Boeing                        16,270  $  1,457,141
 General Dynamics               8,326       650,677
 Goodrich                       2,584       126,668
 Lockheed Martin                7,326       712,014
 Northrop Grumman               7,107       504,171
 Raytheon                       9,148       474,781
 Rockwell Collins               3,440       234,642
 United Technologies           20,650     1,404,613
                                       -------------
                                          5,564,707
                                       -------------
------------------------------------------------------
 AIR TRANSPORTATION (0.7%)
------------------------------------------------------
 FedEx                          6,309       696,513
 Honeywell International       16,800       767,592
 Southwest Airlines            16,292       246,009
 Textron                        2,581       240,472
                                       -------------
                                          1,950,586
                                       -------------
------------------------------------------------------
 APPAREL / TEXTILES (0.4%)
------------------------------------------------------
 Cintas                         2,827       116,331
 Coach*                         7,561       346,748
 Jones Apparel Group            2,284        78,021
 Liz Claiborne                  2,123        94,261
 Nike, Cl B                     3,869       382,296
 VF                             1,852       140,511
                                       -------------
                                          1,158,168
                                       -------------
------------------------------------------------------
 AUTOMOTIVE (0.6%)
------------------------------------------------------
 Ford Motor                    38,865       315,973
 General Motors                11,638       382,192
 Genuine Parts                  3,506       166,605
 Goodyear Tire & Rubber*        3,676        90,760
 ITT                            3,800       226,670
 Paccar                         5,109       341,639
                                       -------------
                                          1,523,839
                                       -------------
------------------------------------------------------
 BANKS (8.0%)
------------------------------------------------------
 Bank of America               92,398     4,858,287
 Bank of New York              15,724       629,117
 BB&T                          11,130       470,354
 Comerica                       3,268       193,792
 Compass Bancshares             2,671       162,664
 Fifth Third Bancorp           11,482       458,132
 First Horizon National         2,578       112,401
 Huntington Bancshares          4,922       114,584
 JPMorgan Chase                71,375     3,635,129
 Keycorp                        8,263       315,399
 M&T Bank                       1,594       193,368
 Marshall & Ilsley              5,249       247,018
 Mellon Financial               8,474       362,179
 National City (D)             12,995       491,861
 Northern Trust                 3,857       234,313
 PNC Financial Services
 Group                          6,045       445,940
 Regions Financial             15,001       543,936
 Sovereign Bancorp              7,395       182,287
 State Street                   6,833       485,484
 SunTrust Banks                 7,287       605,550
 Synovus Financial              6,687       213,516


------------------------------------------------------

                                           Market
       Description           Shares        Value
------------------------------------------------------
------------------------------------------------------
BANKS -- (CONTINUED)
------------------------------------------------------
 US Bancorp                    36,169  $  1,287,616
 Wachovia                      39,217     2,215,760
 Washington Mutual             19,448       867,186
 Wells Fargo                   69,462     2,495,075
 Zions Bancorporation           2,200       186,604
                                       -------------
                                         22,007,552
                                       -------------
------------------------------------------------------
 BEAUTY PRODUCTS (2.2%)
------------------------------------------------------
 Avon Products                  9,147       314,565
 Colgate-Palmolive             10,582       722,751
 Estee Lauder                   2,638       125,305
 International Flavors &
 Fragrances                     1,616        78,344
 Kimberly-Clark                 9,430       654,442
 Procter & Gamble              65,198     4,229,394
                                       -------------
                                          6,124,801
                                       -------------
------------------------------------------------------
 BROADCASTING, NEWSPAPERS & ADVERTISING (2.7%)
------------------------------------------------------
 CBS                           16,080       501,214
 Clear Channel
 Communications                10,160       369,011
 Comcast, Cl A*                42,820     1,897,783
 DIRECTV Group*                15,861       386,850
 IAC/InterActive*               4,592       176,333
 Interpublic Group*             9,139       120,269
 News, Cl A*                   48,161     1,119,743
 Omnicom Group                  3,516       369,883
 Time Warner                   82,144     1,796,489
 Univision Communications*      5,190       185,335
 Viacom, Cl B*                 14,388       585,160
                                       -------------
                                          7,508,070
                                       -------------
------------------------------------------------------
 BUILDING & CONSTRUCTION (0.5%)
------------------------------------------------------
 American Standard              3,569       176,273
 Centex                         2,459       132,024
 DR Horton                      5,678       165,003
 KB Home                        1,627        88,216
 Lennar, Cl A                   2,856       155,309
 Masco                          8,111       259,471
 Pulte Homes                    4,377       150,306
 Vulcan Materials               1,943       197,875
                                       -------------
                                          1,324,477
                                       -------------
------------------------------------------------------
 BUSINESS SERVICES (1.7%)
------------------------------------------------------
 Automatic Data Processing     11,329       540,620
 Convergys*                     2,854        74,318
 eBay*                         23,808       771,141
 First Data                    15,757       391,719
 Fiserv*                        3,563       187,307
 Fluor                          1,824       150,662
 H&R Block                      6,632       163,147
 Monster Worldwide*             2,659       131,381
 Paychex                        6,966       278,710
 Realogy*                       4,441       132,786
 Robert Half International      3,471       141,270
 Sabre Holdings, Cl A           2,742        88,594


--------------------------------------[1]---------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND
------------------------------------------------------

                                           Market
       Description           Shares        Value
------------------------------------------------------
------------------------------------------------------
BUSINESS SERVICES -- (CONTINUED)
------------------------------------------------------
 United Parcel Service         22,089  $  1,596,593
                                       -------------
                                          4,648,248
                                       -------------
------------------------------------------------------
 CHEMICALS (1.3%)
------------------------------------------------------
 Air Products & Chemicals       4,534       338,509
 Dow Chemical                  19,653       816,386
 Eastman Chemical               1,704        99,786
 Ecolab                         3,669       161,069
 EI Du Pont de Nemours         18,925       937,923
 Hercules                       2,352        46,123
 Monsanto                      11,179       615,851
 PPG Industries                 3,400       225,386
 Rohm & Haas                    2,921       152,067
 Sigma-Aldrich                  2,732       103,679
                                       -------------
                                          3,496,779
                                       -------------
------------------------------------------------------
 COMPUTER SERVICES (0.1%)
------------------------------------------------------
 Cognizant Technology
 Solutions*                     2,917       248,791
                                       -------------
------------------------------------------------------
 COMPUTERS & SERVICES (5.7%)
------------------------------------------------------
 Affiliated Computer
 Services*                      2,456       120,320
 Apple Computer*               17,500     1,500,275
 Autodesk*                      4,767       208,413
 CA                             8,450       207,448
 Cisco Systems*               124,948     3,322,367
 Computer Sciences*             3,533       185,341
 Dell*                         46,739     1,133,421
 Electronic Data Systems       10,642       279,991
 EMC*                          45,315       633,957
 Hewlett-Packard               56,355     2,439,045
 International Business
 Machines                      30,994     3,073,055
 Juniper Networks*             11,641       210,935
 Lexmark International*         2,029       127,888
 NCR*                           3,667       173,779
 Network Appliance*             7,692       289,219
 SanDisk*                       4,630       186,126
 Sun Microsystems*             72,416       480,842
 Terex*                         2,051       116,681
 Unisys*                        7,138        61,530
 VeriSign*                      5,078       121,364
 Yahoo!*                       25,188       713,072
                                       -------------
                                         15,585,069
                                       -------------
------------------------------------------------------
 CONTAINERS & PACKAGING (0.1%)
------------------------------------------------------
 Ball                           2,158        99,959
 Bemis                          2,172        73,652
 Pactiv*                        2,756        89,405
 Sealed Air*                    1,670       110,053
                                       -------------
                                            373,069
                                       -------------
------------------------------------------------------
 DIVERSIFIED MANUFACTURING (3.7%)
------------------------------------------------------
 Cooper Industries Ltd.,
 Cl A                           1,871       170,991
 Eaton                          3,066       240,221
 General Electric             212,093     7,645,952
 Illinois Tool Works            8,631       440,095
 Ingersoll-Rand, Cl A           6,309       270,530


------------------------------------------------------

                                           Market
       Description           Shares        Value
------------------------------------------------------
------------------------------------------------------
DIVERSIFIED MANUFACTURING -- (CONTINUED)
------------------------------------------------------
 Tyco International Ltd.       40,921  $  1,304,561
                                       -------------
                                         10,072,350
                                       -------------
------------------------------------------------------
 EDUCATION (0.0%)
------------------------------------------------------
 Apollo Group, Cl A*            2,899       125,817
                                       -------------
------------------------------------------------------
 ELECTRICAL SERVICES (3.5%)
------------------------------------------------------
 AES*                          13,666       284,116
 Allegheny Energy*              3,400       158,168
 Ameren                         4,244       225,399
 American Electric Power        8,139       354,291
 American Power Conversion      3,502       107,651
 Centerpoint Energy             6,480       111,845
 CMS Energy*                    4,608        76,907
 Consolidated Edison            5,284       255,111
 Constellation Energy Group     3,704       268,725
 Dominion Resources             7,278       603,783
 DTE Energy                     3,662       169,807
 Duke Energy                   25,837       508,730
 Edison International           6,704       301,546
 Emerson Electric              16,509       742,410
 Entergy                        4,256       395,170
 Exelon                        13,805       828,162
 FirstEnergy                    6,568       389,679
 FPL Group                      8,318       471,215
 NiSource                       5,655       134,589
 PG&E                           7,177       335,022
 Pinnacle West Capital          2,068       100,898
 PPL                            7,851       279,496
 Progress Energy                5,230       248,634
 Progress Energy (CVO)* (A)     7,250            --
 Public Service Enterprise
 Group                          5,189       347,819
 Sempra Energy                  5,394       309,508
 Southern                      15,282       558,251
 Spectra Energy                12,919       337,444
 TECO Energy                    4,333        73,488
 TXU                            9,449       511,002
 Xcel Energy                    8,372       195,319
                                       -------------
                                          9,684,185
                                       -------------
------------------------------------------------------
 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
------------------------------------------------------
 Jabil Circuit                  3,826        91,786
 L-3 Communications
 Holdings                       2,571       211,696
 Molex                          2,937        86,318
 Parker Hannifin                2,426       200,776
 Sanmina-SCI*                  11,037        38,630
 Solectron*                    18,945        61,571
                                       -------------
                                            690,777
                                       -------------
------------------------------------------------------
 ENTERTAINMENT (1.1%)
------------------------------------------------------
 Brunswick                      1,902        64,877
 Carnival                       9,156       472,084
 Harrah's Entertainment         3,827       323,305
 Hasbro                         3,290        93,436
 International Game
 Technology                     6,983       303,481
 Mattel                         7,848       191,177


--------------------------------------[2]---------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND
------------------------------------------------------

                                           Market
       Description           Shares        Value
------------------------------------------------------
------------------------------------------------------
ENTERTAINMENT -- (CONTINUED)
------------------------------------------------------
 Walt Disney                   42,559  $  1,496,800
                                       -------------
                                          2,945,160
                                       -------------
------------------------------------------------------
 ENVIRONMENTAL SERVICES (0.2%)
------------------------------------------------------
 Allied Waste Industries*       5,260        67,275
 Waste Management              11,008       418,084
                                       -------------
                                            485,359
                                       -------------
------------------------------------------------------
 FINANCIAL SERVICES (7.6%)
------------------------------------------------------
 American Express              24,789     1,443,216
 Ameriprise Financial           4,978       293,503
 Bear Stearns                   2,414       397,948
 Capital One Financial          8,394       674,878
 Charles Schwab                21,046       398,190
 Chicago Mercantile
 Exchange Holdings                716       403,323
 CIT Group                      4,080       240,557
 Citigroup                    101,100     5,573,643
 Commerce Bancorp               3,885       131,235
 Countrywide Credit
 Industry                      12,779       555,631
 E*Trade Financial*             8,785       214,178
 Equifax                        2,592       107,646
 Fannie Mae                    20,062     1,134,105
 Federated Investors, Cl B      1,871        66,065
 Franklin Resources             3,430       408,547
 Freddie Mac                   14,259       925,837
 Goldman Sachs Group            8,762     1,858,946
 Janus Capital Group            4,105        84,070
 Legg Mason                     2,704       283,514
 Lehman Brothers Holdings      10,906       896,909
 Merrill Lynch                 18,188     1,701,669
 Moody's                        4,836       346,064
 Morgan Stanley                21,780     1,803,166
 SLM                            8,410       386,524
 T Rowe Price Group             5,424       260,298
 Western Union*                15,770       352,302
                                       -------------
                                         20,941,964
                                       -------------
------------------------------------------------------
 FOOD, BEVERAGE & TOBACCO (5.1%)
------------------------------------------------------
 Altria Group                  43,124     3,768,606
 Anheuser-Busch                15,819       806,294
 Archer-Daniels-Midland        13,523       432,736
 Brown-Forman, Cl B             1,632       107,043
 Campbell Soup                  4,481       172,429
 Coca-Cola                     41,955     2,008,805
 Coca-Cola Enterprises          5,741       117,805
 ConAgra Foods                 10,484       269,544
 Constellation Brands*          4,352       107,668
 Dean Foods*                    2,771       122,617
 General Mills                  7,059       404,057
 Hershey                        3,578       182,621
 HJ Heinz                       6,779       319,427
 Kellogg                        5,163       254,381
 McCormick                      2,722       106,267
 Molson Coors Brewing, Cl B       947        76,518
 Pepsi Bottling Group           2,836        89,703
 PepsiCo                       33,786     2,204,199
 Reynolds American              3,528       227,556
 Safeway                        9,121       328,630


------------------------------------------------------

                                           Market
       Description           Shares        Value
------------------------------------------------------
------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
------------------------------------------------------
 Sara Lee                      15,366  $    263,527
 Starbucks*                    15,556       543,527
 Supervalu                      4,236       160,883
 Sysco                         12,718       439,407
 Tyson Foods, Cl A              5,219        92,637
 UST                            3,310       190,126
 Whole Foods Market             2,961       127,886
 Wm. Wrigley Jr.                4,516       232,664
                                       -------------
                                         14,157,563
                                       -------------
------------------------------------------------------
 GAS / NATURAL GAS (0.7%)
------------------------------------------------------
 Dynegy, Cl A*                  7,841        55,279
 El Paso                       14,514       225,257
 KeySpan                        3,631       148,145
 Kinder Morgan                  2,207       233,942
 Nicor                            926        42,133
 Peabody Energy                 5,428       221,625
 Peoples Energy                   797        34,709
 Praxair                        6,644       418,971
 Questar                        1,779       144,455
 Williams                      12,270       331,167
                                       -------------
                                          1,855,683
                                       -------------
------------------------------------------------------
 HOTELS & LODGING (0.4%)
------------------------------------------------------
 Hilton Hotels                  7,955       281,527
 Marriott International, Cl A   6,915       332,888
 Starwood Hotels & Resorts
 Worldwide                      4,362       272,974
 Wyndham Worldwide*             4,104       128,045
                                       -------------
                                          1,015,434
                                       -------------
------------------------------------------------------
 HOUSEHOLD PRODUCTS (0.4%)
------------------------------------------------------
 Black & Decker                 1,409       122,977
 Clorox                         3,124       204,372
 Fortune Brands                 3,115       260,788
 Harman International
 Industries                     1,352       127,859
 Leggett & Platt                3,708        89,882
 Newell Rubbermaid              5,703       168,467
 Stanley Works                  1,684        96,426
 Whirlpool                      1,624       148,482
                                       -------------
                                          1,219,253
                                       -------------
------------------------------------------------------
 INFORMATION SERVICES (0.8%)
------------------------------------------------------
 Google, Cl A*                  4,409     2,210,232
                                       -------------
------------------------------------------------------
 INSURANCE (4.9%)
------------------------------------------------------
 ACE                            6,698       387,010
 Aetna                         10,740       452,798
 Aflac                         10,175       484,432
 Allstate                      12,858       773,537
 AMBAC Financial Group          2,183       192,322
 American International
 Group                         53,490     3,661,391
 AON                            6,372       228,500
 Chubb                          8,470       440,779
 Cigna                          2,110       279,364
 Cincinnati Financial           3,565       159,498
 Genworth Financial, Cl A       9,119       318,253


--------------------------------------[3]---------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND
------------------------------------------------------

                                           Market
       Description           Shares        Value
------------------------------------------------------
------------------------------------------------------
INSURANCE -- (CONTINUED)
------------------------------------------------------
 Hartford Financial
 Services Group                 6,521  $    618,908
 Humana*                        3,420       189,810
 Lincoln National               5,908       396,663
 Loews                          9,402       408,611
 Marsh & McLennan              11,340       334,530
 MBIA                           2,774       199,256
 Metlife                       15,642       971,681
 MGIC Investment                1,720       106,158
 Principal Financial Group      5,550       341,936
 Progressive                   15,672       363,434
 Prudential Financial           9,814       874,722
 Safeco                         2,180       139,542
 St Paul Travelers             14,197       721,917
 Torchmark                      2,032       132,060
 UnumProvident                  7,096       156,112
 XL Capital, Cl A               3,715       256,335
                                       -------------
                                         13,589,559
                                       -------------
------------------------------------------------------
 LEASING & RENTING (0.0%)
------------------------------------------------------
 Ryder System                   1,258        68,611
                                       -------------
------------------------------------------------------
 MACHINERY (0.7%)
------------------------------------------------------
 Caterpillar                   13,385       857,577
 Cummins                        1,079       145,190
 Deere                          4,757       477,032
 Dover                          4,201       208,370
 Pall                           2,536        88,151
 Rockwell Automation            3,501       214,296
                                       -------------
                                          1,990,616
                                       -------------
------------------------------------------------------
 MEASURING DEVICES (0.8%)
------------------------------------------------------
 Agilent Technologies*          8,409       269,088
 Applera Corp - Applied
 Biosystems Group               3,795       131,914
 Danaher                        4,876       361,117
 Johnson Controls               4,028       372,429
 Kla-Tencor                     4,096       201,646
 Millipore*                     1,106        75,739
 PerkinElmer                    2,547        60,797
 Snap-On                        1,209        58,286
 Tektronix                      1,709        48,313
 Teradyne*                      3,931        58,572
 Thermo Fisher Scientific*      8,396       401,749
 Waters*                        2,102       119,162
                                       -------------
                                          2,158,812
                                       -------------
------------------------------------------------------
 MEDICAL PRODUCTS & SERVICES (6.2%)
------------------------------------------------------
 Allergan                       3,164       369,270
 AmerisourceBergen              3,952       207,006
 Amgen*                        24,002     1,689,021
 Bausch & Lomb                  1,114        62,028
 Baxter International          13,466       668,722
 Becton Dickinson               5,075       390,470
 Biogen Idec*                   6,937       335,335
 Biomet                         5,039       213,452
 Boston Scientific*            24,262       447,634
 C.R. Bard                      2,119       174,860
 Cardinal Health                8,333       595,143


------------------------------------------------------

                                           Market
       Description           Shares        Value
------------------------------------------------------
------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- (CONTINUED)
------------------------------------------------------
 Caremark Rx                    8,775  $    537,556
 Coventry Health Care*          3,279       169,032
 Express Scripts*               2,787       193,752
 Gilead Sciences*               9,461       608,532
 Health Management
 Associates                     4,983        96,919
 Hospira*                       3,228       118,726
 IMS Health                     4,111       118,643
 Johnson & Johnson             59,655     3,984,954
 Laboratory Corp of America
 Holdings*                      2,580       189,475
 Manor Care                     1,532        81,564
 McKesson                       6,090       339,517
 Medco Health Solutions*        6,037       357,451
 Medtronic                     23,685     1,265,963
 Patterson*                     2,878       108,242
 Quest Diagnostics              3,291       172,712
 St. Jude Medical*              7,273       310,993
 Stryker                        6,116       378,825
 Tenet Healthcare*              9,763        68,927
 UNITEDHEALTH GROUP            27,715     1,448,386
 WellPoint*                    12,757       999,894
 Zimmer Holdings*               4,910       413,520
                                       -------------
                                         17,116,524
                                       -------------
------------------------------------------------------
 METAL / MINING OTHER (0.9%)
------------------------------------------------------
 Alcoa                         17,841       576,264
 Allegheny Technologies         2,072       214,431
 Freeport-McMoRan Copper &
 Gold                           4,052       233,031
 Newmont Mining                 9,263       417,761
 Nucor                          6,216       401,181
 Phelps Dodge                   4,197       518,749
 United States Steel            2,438       203,549
                                       -------------
                                          2,564,966
                                       -------------
------------------------------------------------------
 MOTORCYCLES, BICYCLES & PARTS (0.1%)
------------------------------------------------------
 Harley-Davidson                5,332       364,016
                                       -------------
------------------------------------------------------
 OFFICE EQUIPMENT & SUPPLIES (0.7%)
------------------------------------------------------
 3M                            15,151     1,125,719
 Avery Dennison                 1,956       133,712
 Fidelity National Information
 Services                       3,353       142,570
 Pitney Bowes                   4,565       218,527
 Xerox*                        19,861       341,609
                                       -------------
                                          1,962,137
                                       -------------
------------------------------------------------------
 PAPER & PAPER PRODUCTS (0.3%)
------------------------------------------------------
 International Paper            9,361       315,466
 MeadWestvaco                   3,753       113,115
 Temple-Inland                  2,216       110,667
 Weyerhaeuser                   4,867       365,025
                                       -------------
                                            904,273
                                       -------------
------------------------------------------------------
 PETROLEUM & FUEL PRODUCTS (8.9%)
------------------------------------------------------
 Anadarko Petroleum             9,459       413,831
 Apache                         6,778       494,591
 Ashland                        1,184        82,347


--------------------------------------[4]---------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND
------------------------------------------------------

                                           Market
       Description           Shares        Value
------------------------------------------------------
------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- (CONTINUED)
------------------------------------------------------
 Baker Hughes                   6,599  $    455,529
 BJ Services                    6,032       166,845
 Chesapeake Energy              8,557       253,373
 Chevron                       44,854     3,268,960
 ConocoPhillips                33,862     2,248,775
 Consol Energy                  3,783       130,249
 Devon Energy                   9,094       637,398
 ENSCO International            3,125       158,969
 EOG Resources                  5,010       346,341
 Exxon Mobil                  120,006     8,892,445
 Halliburton                   20,689       611,153
 Hess                           5,570       300,724
 Marathon Oil                   7,233       653,429
 Murphy Oil                     3,849       191,334
 Nabors Industries Ltd.*        6,159       186,495
 National Oilwell Varco*        3,611       218,971
 Noble                          2,790       209,111
 Occidental Petroleum          17,726       821,777
 Rowan                          2,288        75,252
 Schlumberger                  24,242     1,539,125
 Smith International            4,103       162,807
 Sunoco                         2,533       159,908
 Transocean*                    6,016       465,458
 Valero Energy                 12,440       675,243
 Weatherford International*     6,990       282,256
 XTO Energy                     7,530       380,039
                                       -------------
                                         24,482,735
                                       -------------
------------------------------------------------------
 PHARMACEUTICALS (4.9%)
------------------------------------------------------
 Abbott Laboratories           31,580     1,673,740
 Barr Pharmaceuticals*          2,204       117,958
 Bristol-Myers Squibb          40,466     1,165,016
 Celgene*                       7,663       411,350
 Eli Lilly                     20,256     1,096,255
 Forest Laboratories*           6,517       365,669
 Genzyme*                       5,408       355,468
 King Pharmaceuticals*          5,036        89,943
 Medimmune*                     4,922       170,596
 Merck                         44,669     1,998,938
 Mylan Laboratories             4,390        97,194
 Pfizer                       148,358     3,892,914
 Schering-Plough               30,504       762,600
 Watson Pharmaceuticals*        2,123        57,788
 Wyeth                         27,709     1,369,102
                                       -------------
                                         13,624,531
                                       -------------
------------------------------------------------------
 PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
------------------------------------------------------
 Eastman Kodak                  5,911       152,858
                                       -------------
------------------------------------------------------
 PRINTING & PUBLISHING (0.5%)
------------------------------------------------------
 Dow Jones                      1,348        50,833
 EW Scripps, Cl A               1,726        84,281
 Gannett                        4,821       280,293
 McGraw-Hill                    7,288       488,879
 Meredith                         802        47,286
 New York Times, Cl A           2,979        68,785
 RR Donnelley & Sons            4,461       165,503


------------------------------------------------------

                                           Market
       Description           Shares        Value
------------------------------------------------------
------------------------------------------------------
PRINTING & PUBLISHING -- (CONTINUED)
------------------------------------------------------
 Tribune                        3,949  $    120,602
                                       -------------
                                          1,306,462
                                       -------------
------------------------------------------------------
 RAILROADS (0.7%)
------------------------------------------------------
 Burlington Northern Santa Fe   7,391       593,941
 CSX                            8,954       329,417
 Norfolk Southern               8,166       405,442
 Union Pacific                  5,550       560,550
                                       -------------
                                          1,889,350
                                       -------------
------------------------------------------------------
 REAL ESTATE (0.1%)
------------------------------------------------------
 CB Richard Ellis Group*        3,828       143,971
                                       -------------
------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS (1.3%)
------------------------------------------------------
 Apartment Investment &
 Management                     1,999       125,197
 Archstone-Smith Trust          4,493       284,002
 AvalonBay Communities          1,544       229,068
 Boston Properties              2,404       303,120
 Equity Office Properties
 Trust                          7,232       401,738
 Equity Residential             6,011       338,299
 Kimco Realty                   4,651       230,690
 Plum Creek Timber              3,667       147,597
 Prologis                       5,091       330,915
 Public Storage                 2,521       274,184
 Simon Property Group           4,553       520,818
 Vornado Realty Trust           2,657       325,084
                                       -------------
                                          3,510,712
                                       -------------
------------------------------------------------------
 RETAIL (5.6%)
------------------------------------------------------
 Amazon.Com*                    6,357       239,468
 Autonation*                    3,099        69,573
 Autozone*                      1,049       131,786
 Bed Bath & Beyond*             5,816       245,377
 Best Buy                       8,300       418,320
 Big Lots*                      2,268        58,809
 Circuit City Stores            2,939        59,985
 Costco Wholesale               9,429       529,721
 CVS                           16,945       570,199
 Darden Restaurants             3,041       119,025
 Dillard's, Cl A                1,261        43,303
 Dollar General                 6,464       109,500
 Family Dollar Stores           3,141       101,768
 Federated Department
 Stores                        10,806       448,341
 Gap                           10,841       207,822
 Home Depot                    41,992     1,710,754
 JC Penney                      4,629       376,060
 Kohl's*                        6,729       477,153
 Kroger                        14,761       377,882
 Lowe's                        31,332     1,056,202
 Limited Brands                 7,037       196,614
 McDonald's                    25,447     1,128,574
 Nordstrom                      4,707       262,227
 Office Depot*                  5,728       214,170
 OfficeMax                      1,543        74,511
 RadioShack*                    2,814        62,189
 Sears Holdings*                1,710       302,072


--------------------------------------[5]---------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND
------------------------------------------------------

                                           Market
       Description           Shares        Value
------------------------------------------------------
------------------------------------------------------
RETAIL -- (CONTINUED)
------------------------------------------------------
 Sherwin-Williams               2,302  $    159,068
 Staples                       14,868       382,405
 Target                        17,672     1,084,354
 Tiffany                        2,804       110,085
 TJX                            9,364       276,893
 Wal-Mart Stores               50,598     2,413,019
 Walgreen                      20,646       935,264
 Wendy's International          1,980        67,241
 Yum! Brands                    5,454       327,295
                                       -------------
                                         15,347,029
                                       -------------
------------------------------------------------------
 SEMI-CONDUCTORS/INSTRUMENTS (2.3%)
------------------------------------------------------
 Advanced Micro Devices*       11,288       175,528
 Altera*                        7,445       149,272
 Analog Devices                 7,037       230,462
 Applied Materials             28,577       506,670
 Broadcom, Cl A*                9,649       307,996
 Intel                        118,638     2,486,653
 JDS Uniphase*                  4,373        77,752
 Linear Technology              6,151       190,373
 LSI Logic*                     8,299        78,011
 Maxim Integrated Products      6,598       203,218
 Micron Technology             15,522       201,010
 National Semiconductor         5,977       138,248
 Novellus Systems*              2,560        78,925
 Nvidia*                        7,315       224,205
 PMC - Sierra*                  4,346        27,380
 QLogic*                        3,266        59,768
 Texas Instruments             30,531       952,262
 Xilinx                         6,918       168,107
                                       -------------
                                          6,255,840
                                       -------------
------------------------------------------------------
 SOFTWARE (3.1%)
------------------------------------------------------
 Adobe Systems*                12,003       466,557
 BMC Software*                  4,248       146,089
 Citrix Systems*                3,741       118,477
 Compuware*                     7,296        65,445
 Electronic Arts*               6,347       317,350
 Intuit*                        7,174       225,622
 Microsoft                    177,993     5,492,864
 Novell*                        7,022        50,910
 Oracle*                       82,312     1,412,474
 Symantec*                     19,300       341,803
                                       -------------
                                          8,637,591
                                       -------------
-----------------------------------------------------
 TELEPHONES & TELECOMMUNICATIONS (4.6%)
------------------------------------------------------
 ADC Telecommunications*        2,428        39,188
 Alltel                         7,688       471,197
 AT&T                         128,797     4,846,631
 Avaya*                         9,407       120,692
 CenturyTel                     2,378       106,630
 Ciena*                         1,749        49,129
 Citizens Communications        6,668        97,753
 Corning*                      32,186       670,756
 Embarq*                        3,076       170,749
 Motorola                      49,740       987,339
 Qualcomm                      34,002     1,280,515
 Qwest Communications
 International*                33,087       269,659


------------------------------------------------------

                                           Market
       Description           Shares        Value
------------------------------------------------------
------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- (CONTINUED)
------------------------------------------------------
 Sprint-FON Group              59,564  $  1,062,026
 Tellabs*                       9,151        92,151
 Verizon Communications        60,070     2,313,896
 Windstream                     9,876       146,955
                                       -------------
                                         12,725,266
                                       -------------
------------------------------------------------------
 WHOLESALE (0.0%)
------------------------------------------------------
 W.W. Grainger                  1,515       117,640
                                       -------------
TOTAL COMMON STOCK
  (Cost $253,859,620)                   265,831,432
                                       -------------
EXCHANGE TRADED FUND (2.1%)
 IShares S&P 500 Index
 Fund                          20,200     2,909,406
 SPDR Trust Ser 1*             19,500     2,804,100
                                       -------------
TOTAL EXCHANGE TRADED FUND
  (Cost $5,464,853)                       5,713,506
                                       -------------
RIGHTS (0.0%)
 Seagate* (A)(B)               15,971            --
                                       -------------
TOTAL RIGHTS
  (Cost $0)                                      --
                                       -------------
CASH EQUIVALENT (0.6%)
 Goldman Financial Prime
 Obligation Money Market
 Fund, 5.340% (C)           1,553,033     1,553,033
                                       -------------
TOTAL CASH EQUIVALENT
  (Cost $1,553,033)                       1,553,033
                                       -------------
TOTAL INVESTMENTS (99.2%)
  (Cost $260,877,506)+                 $273,097,971
                                       =============

 PERCENTAGES ARE BASED ON NET ASSETS OF $275,344,886.

* NON-INCOME PRODUCING SECURITY
(A) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2007 WAS $0 AND REPRESENTED 0.00% OF NET ASSETS.
(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
(C) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.
(D) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX. CL -- CLASS
CVO --CONTINGENT VALUE OBLIGATION
LTD. -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS


--------------------------------------[6]---------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $262,220,679 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $61,238,886 AND $(50,361,594) RESPECTIVELY.

AT JANUARY 31, 2007 THE FUND HAD THE FOLLOWING OPEN LONG S&P 500 INDEX FUTURES
CONTRACTS:

  NUMBER OF     CONTRACT    EXPIRATION   UNREALIZED
  CONTRACTS       VALUE        DATE     DEPRECIATION
  ---------       -----        ----     ------------
      9        $3,246,750   March 2007    $(11,064)

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


UAF-QH-002-0400




--------------------------------------[7]---------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.